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XXXX XXXX
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PLEASE USE THE 14 DIGIT CONTROL NUMBER & 8 DIGIT SECURITY CODE LISTED IN THE BOXES BELOW WHEN REQUESTING MATERIAL VIA THE TELEPHONE & INTERNET. When you are ready to vote, you can use the same Control Number & Security Code to record your vote.
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T. ROWE PRICE GROWTH & INCOME FUND (the "Fund").
(a series of T. Rowe Price Growth & Income Fund, Inc.)
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 26, 2021
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

I appoint Fran Pollack-Matz and David Oestreicher as proxies to vote all the shares of the Fund that I am entitled to vote at the Special Meeting of Shareholders to be held on February 26, 2021, at 8:00 a.m., Eastern time, and at any adjournments of the meeting. Ms. Pollack-Matz and Mr. Oestreicher may vote my shares, and they may appoint substitutes to vote my shares on their behalf. I instruct Ms. Pollack-Matz and Mr. Oestreicher to vote this proxy as specified, and I revoke any previous proxies that I have executed. The proxies will vote any other matters that arise at the meeting in accordance with their best judgment. I acknowledge receipt of the Fund Notice of Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus.

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Fund
T. Rowe Price Growth & Income Fund

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL

Proposal

1	A Proposal to approve an Agreement and Plan of Reorganization ("Plan") relating to the proposed reorganization of the T. Rowe Price Growth & Income Fund (the "Growth & Income Fund"), a series of T. Rowe Price Growth & Income Fund, Inc., into the T. Rowe Price U.S. Large-Cap Core Fund (the "U.S. Large-Cap Core Fund"), a series of T. Rowe Price U.S. Large-Cap Core Fund, Inc. The Plan provides for the transfer of substantially all of the assets and liabilities of the Investor Class and I Class of the Growth & Income Fund to the U.S. Large-Cap Core Fund in exchange for Investor Class and I Class shares (respectively) of the U.S. Large-Cap Core Fund, and the distribution of the Investor Class and I Class shares of the U.S. Large-Cap Core Fund to the shareholders of the Growth & Income Fund's Investor Class and I Class, respectively, in liquidation of the Growth & Income Fund.	○ For ○ Against ○ Abstain

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If necessary, you can revisit the Internet voting site at any time before the meeting on February 26, 2021 at 8:00 AM ET to submit new voting instructions.

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Instructions submitted on 12/29/2020 6:28:22 AM [ET]

1	A Proposal to approve an Agreement and Plan of Reorganization ("Plan") relating to the proposed reorganization of the T. Rowe Price Growth & Income Fund (the "Growth & Income Fund"), a series of T. Rowe Price Growth & Income Fund, Inc., into the T. Rowe Price U.S. Large-Cap Core Fund (the "U.S. Large-Cap Core Fund"), a series of T. Rowe Price U.S. Large-Cap Core Fund, Inc. The Plan provides for the transfer of substantially all of the assets and liabilities of the Investor Class and I Class of the Growth & Income Fund to the U.S. Large-Cap Core Fund in exchange for Investor Class and I Class shares (respectively) of the U.S. Large-Cap Core Fund, and the distribution of the Investor Class and I Class shares of the U.S. Large-Cap Core Fund to the shareholders of the Growth & Income Fund's Investor Class and I Class, respectively, in liquidation of the Growth & Income Fund.	Voted For

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Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit the Internet voting site at any time before the meeting on February 26, 2021 at 8:00 AM ET to submit new voting instructions.

This is a summary of your voting instructions for the T. Rowe Price Growth & Income Fund. You may print this page for your records.

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Instructions submitted on 12/29/2020 6:28:45 AM [ET]

1	A Proposal to approve an Agreement and Plan of Reorganization ("Plan") relating to the proposed reorganization of the T. Rowe Price Growth & Income Fund (the "Growth & Income Fund"), a series of T. Rowe Price Growth & Income Fund, Inc., into the T. Rowe Price U.S. Large-Cap Core Fund (the "U.S. Large-Cap Core Fund"), a series of T. Rowe Price U.S. Large-Cap Core Fund, Inc. The Plan provides for the transfer of substantially all of the assets and liabilities of the Investor Class and I Class of the Growth & Income Fund to the U.S. Large-Cap Core Fund in exchange for Investor Class and I Class shares (respectively) of the U.S. Large-Cap Core Fund, and the distribution of the Investor Class and I Class shares of the U.S. Large-Cap Core Fund to the shareholders of the Growth & Income Fund's Investor Class and I Class, respectively, in liquidation of the Growth & Income Fund.	Voted Against

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Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit the Internet voting site at any time before the meeting on February 26, 2021 at 8:00 AM ET to submit new voting instructions.

This is a summary of your voting instructions for the T. Rowe Price Growth & Income Fund. You may print this page for your records.

Print Page

Instructions submitted on 12/29/2020 6:29:09 AM [ET]

1	A Proposal to approve an Agreement and Plan of Reorganization ("Plan") relating to the proposed reorganization of the T. Rowe Price Growth & Income Fund (the "Growth & Income Fund"), a series of T. Rowe Price Growth & Income Fund, Inc., into the T. Rowe Price U.S. Large-Cap Core Fund (the "U.S. Large-Cap Core Fund"), a series of T. Rowe Price U.S. Large-Cap Core Fund, Inc. The Plan provides for the transfer of substantially all of the assets and liabilities of the Investor Class and I Class of the Growth & Income Fund to the U.S. Large-Cap Core Fund in exchange for Investor Class and I Class shares (respectively) of the U.S. Large-Cap Core Fund, and the distribution of the Investor Class and I Class shares of the U.S. Large-Cap Core Fund to the shareholders of the Growth & Income Fund's Investor Class and I Class, respectively, in liquidation of the Growth & Income Fund.	Voted Abstain

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